                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                     ON THE FORM 13F FILED ON MAY 15, 2000,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   MARCH 31, 2000
                                                 --------------

Check here if Amendment [x]; Amendment Number: 3
                                              --------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ Mark D. Lerner            Baltimore, Maryland     2/14/01
        ---------------------------   ----------------------- --------------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0
                                        --------------

Form 13F Information Table Entry Total: 7
                                        --------------

Form 13F Information Table Value Total: $151,869
                                        --------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

COLUMBIA ENERGY                   COMMON           197648108   46,505   784,900  SH      SOLE                 SOLE

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JDS UNIPHASE                      COMMON           46612J101   35,012   285,082  SH      SOLE                 SOLE

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NABISCO GROUP HLDGS               COMMON           62952P102      741    61,400  SH      SOLE                 SOLE

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NABISCO HOLDINGS                  COMMON           629526104      887    27,500  SH      SOLE                 SOLE

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SEAGATE TECHNOLOGY                COMMON           811804103   27,793    461,300 SH      SOLE                 SOLE

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SUN INTERNATIONAL                 COMMON           P8797T133    2,048    105,000 SH      SOLE                 SOLE

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UNION CARBIDE                     COMMON           905581104   38,883   666,800  SH      SOLE                 SOLE

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